Goodwill - Schedule of Changes in Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands		3 Months Ended	6 Months Ended
		Jun. 30, 2022	Jun. 30, 2022		Jun. 30, 2021
Goodwill [Line Items]
Beginning balance			$ 3,650,037		$ 3,481,816
Additions during the period			284,239	[1]	21,828	[2]
Purchase price accounting adjustments	[3]		(2,313)
Impairment			1,882,187
Foreign exchange			(56,325)		(20,105)
Ending balance		$ 1,993,451	1,993,451		3,483,539
US Acquiring
Goodwill [Line Items]
Beginning balance			1,525,135		1,503,307
Additions during the period			0	[1]	21,828	[2]
Purchase price accounting adjustments	[3]		0
Impairment		335,234	(948,237)
Foreign exchange			0		0
Ending balance		576,898	576,898		1,525,135
Digital Commerce
Goodwill [Line Items]
Beginning balance			2,124,902		1,978,509
Additions during the period			284,239	[1]	0	[2]
Purchase price accounting adjustments	[3]		(2,313)
Impairment		341,222	(933,950)
Foreign exchange			(56,325)		(20,105)
Ending balance		$ 1,416,553	$ 1,416,553		$ 1,958,404

[1]	Additions to goodwill within the Digital Commerce segment in the current period relate to the acquisition of SaftPay Inc. (“Safetypay”) (See Note 11).
[2]	Additions to goodwill within the US Acquiring segment in the prior year relate to the acquisition of International Card Services ("ICS").
[3]	Purchase price adjustments relate to changes in estimates of certain assets or liabilities acquired in business combinations that were completed within one year prior to June 30, 2022.